Summary of Significant Accounting Policies - Vessels and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Vessels and Equipment
Drydocking interval until a vessel is 15 years old	60 months
Age of vessels to switch from 60 to 30 month drydocking interval	15 years
Drydocking interval after a vessel is 15 years old	30 months
Hull
Vessels and Equipment
Asset's estimated useful life	25 years
Anchor-handling, loading and unloading equipment
Vessels and Equipment
Asset's estimated useful life	25 years
Main/auxiliary engine
Vessels and Equipment
Asset's estimated useful life	25 years
Thruster, dynamic positioning systems, cranes and other equipment
Vessels and Equipment
Asset's estimated useful life	25 years
Drydock costs | Minimum
Vessels and Equipment
Asset's estimated useful life	2 years 6 months
Drydock costs | Maximum
Vessels and Equipment
Asset's estimated useful life	5 years